Scudder Variable Series II

Scudder Blue Chip Portfolio

Scudder Conservative Income Strategy Portfolio

Scudder Fixed Income Portfolio

Scudder Global Blue Chip Portfolio

Scudder Government & Agency Securities Portfolio

Scudder Growth & Income Strategy Portfolio

Scudder Growth Strategy Portfolio

Scudder High Income Portfolio

Scudder Income & Growth Strategy Portfolio

Scudder International Select Equity Portfolio

Scudder Large Cap Value Portfolio

Scudder Mercury Large Cap Core Portfolio

Scudder Mid Cap Growth Portfolio

Scudder Money Market Portfolio

Scudder Salomon Aggressive Growth Portfolio

Scudder Small Cap Growth Portfolio

Scudder Strategic Income Portfolio

Scudder Technology Growth Portfolio

Scudder Templeton Foreign Value Portfolio

Scudder Total Return Portfolio

SVS Davis Venture Value Portfolio

SVS Dreman Financial Services Portfolio

SVS Dreman High Return Equity Portfolio

SVS Dreman Small Cap Value Portfolio

SVS Janus Growth and Income Portfolio

SVS Janus Growth Opportunities Portfolio

SVS MFS Strategic Value Portfolio

SVS Oak Strategic Equity Portfolio

SVS Turner Mid Cap Growth Portfolio

Supplement to the currently effective statement of additional information for the fund and the portfolios listed above:

Effective February 6, 2006, Scudder Investments will change its name to DWS Scudder and the Scudder funds will be renamed DWS funds.

The new fund and portfolio names will be as follows:

Current Fund Name / Current Portfolio Name	New Fund Name / New Portfolio Name, effective February 6, 2006

Scudder Variable Series II	DWS Variable Series II
Scudder Blue Chip Portfolio	DWS Blue Chip VIP
Scudder Conservative Income Strategy Portfolio	DWS Income Allocation VIP
Scudder Fixed Income Portfolio	DWS Core Fixed Income VIP
Scudder Global Blue Chip Portfolio	DWS Global Thematic VIP
Scudder Government & Agency Securities Portfolio	DWS Government & Agency Securities VIP
Scudder Growth & Income Strategy Portfolio	DWS Moderate Allocation VIP
Scudder Growth Strategy Portfolio	DWS Growth Allocation VIP
Scudder High Income Portfolio	DWS High Income VIP
Scudder Income & Growth Strategy Portfolio	DWS Conservative Allocation VIP
Scudder International Select Equity Portfolio	DWS International Select Equity VIP
Scudder Large Cap Value Portfolio	DWS Large Cap Value VIP
Scudder Mercury Large Cap Core Portfolio	DWS Mercury Large Cap Core VIP
Scudder Mid Cap Growth Portfolio	DWS Mid Cap Growth VIP

Scudder Money Market Portfolio	DWS Money Market VIP
Scudder Salomon Aggressive Growth Portfolio	DWS Salomon Aggressive Growth VIP
Scudder Small Cap Growth Portfolio	DWS Small Cap Growth VIP
Scudder Strategic Income Portfolio	DWS Strategic Income VIP
Scudder Technology Growth Portfolio	DWS Technology VIP
Scudder Templeton Foreign Value Portfolio	DWS Templeton Foreign Value VIP
Scudder Total Return Portfolio	DWS Balanced VIP
SVS Davis Venture Value Portfolio	DWS Davis Venture Value VIP
SVS Dreman Financial Services Portfolio	DWS Dreman Financial Services VIP
SVS Dreman High Return Equity Portfolio	DWS Dreman High Return Equity VIP
SVS Dreman Small Cap Value Portfolio	DWS Dreman Small Cap Value VIP
SVS Janus Growth and Income Portfolio	DWS Janus Growth & Income VIP
SVS Janus Growth Opportunities Portfolio	DWS Janus Growth Opportunities VIP
SVS MFS Strategic Value Portfolio	DWS MFS Strategic Value VIP
SVS Oak Strategic Equity Portfolio	DWS Oak Strategic Equity VIP
SVS Turner Mid Cap Growth Portfolio	DWS Turner Mid Cap Growth VIP

Also effective February 6, 2006, the Scudder service providers to the portfolios will change their names. The new service provider names will be as follows:

Current Name	New Name, effective February 6, 2006

Scudder Distributors, Inc.	DWS Scudder Distributors, Inc.
Scudder Fund Accounting Corporation	DWS Scudder Fund Accounting Corporation
Scudder Investments Service Company	DWS Scudder Investments Service Company
Scudder Service Corporation	DWS Scudder Service Corporation
Scudder Trust Company	DWS Trust Company

Please Retain this Supplement for Future Reference

January 23, 2006